Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for First PEO (1)	Compensation Actually Paid to First PEO (1) (3)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to Second PEO (1) (4)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (2) (5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income (6)
2024	$3,467,590	$(884,853)	$2,835,589	$1,616,932	$1,598,976	$878,167	$19	$(200,403)
2023	$4,110,121	$3,055,451	$—	$—	$1,576,776	$1,233,210	$39	$(177,119)
2022	$4,169,942	$1,203,063	$—	$—	$1,622,119	$828,645	$48	$(101,944)

Named Executive Officers, Footnote	For 2024, our principal executive officers were Lonnel Coats and Michael S. Exton, Ph.D. For 2023 and 2022, our principal executive officer was Lonnel Coats.
(2)    For 2024, our other named executive officers were Brian T. Crum, Craig B. Granowitz, M.D., Ph.D., Alan J. Main, Ph.D., Jeffrey L. Wade, Kristen L. Alexander and Thomas A. Garner. For 2023, our other named executive officers were Jeffrey L. Wade, Brian T. Crum, Craig B. Granowitz, M.D., Ph.D and Alan J. Main, Ph.D. For 2022, our other named executive officers were Jeffrey L. Wade, Brian T. Crum, Craig B. Granowitz, M.D., Ph.D. and Kenneth B. Kassler-Taub, M.D.

PEO Total Compensation Amount		$ 4,110,121	$ 4,169,942
PEO Actually Paid Compensation Amount		3,055,451	1,203,063
Adjustment To PEO Compensation, Footnote	The following table sets forth the adjustments made during each year to calculate Compensation Actually Paid to our first principal executive officer.

	2024	2023	2022
Summary Compensation Table Totals for First PEO	$3,467,590	$4,110,121	$4,169,942
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,014,509)	(2,967,821)	(2,945,080)
Fair value at year end of equity awards granted during the year	—	1,989,880	1,847,145
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—	(283,105)	(1,003,687)
Change in fair value of equity awards granted in prior years that vested during the year	608,241	206,376	(865,257)
Equity awards granted in prior years that were forfeited during the year	(1,946,175)	—	—
Compensation Actually Paid Totals	$(884,853)	$3,055,451	$1,203,063
(4)    The following table sets forth the adjustments made during each year to calculate Compensation Actually Paid to our second principal executive officer.

2024
Summary Compensation Table Totals for Second PEO	$2,835,589
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(2,308,770)
Fair value at year end of equity awards granted during the year	1,090,113
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	—
Change in fair value of equity awards granted in prior years that vested during the year	—
Equity awards granted in prior years that were forfeited during the year	—
Compensation Actually Paid Totals	$1,616,932

Non-PEO NEO Average Total Compensation Amount	$ 1,598,976	1,576,776	1,622,119
Non-PEO NEO Average Compensation Actually Paid Amount	$ 878,167	1,233,210	828,645
Adjustment to Non-PEO NEO Compensation Footnote	The following table sets forth the adjustments made during each year to calculate Average Compensation Actually Paid to our other named executive officers.

	2024	2023	2022
Average Summary Compensation Table Totals for Non-PEO NEOs	$1,598,976	$1,576,776	$1,622,119
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(877,009)	(932,283)	(957,722)
Fair value at year end of equity awards granted during the year	263,789	625,082	600,680
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(198,031)	(94,405)	(260,725)
Change in fair value of equity awards granted in prior years that vested during the year	130,573	58,040	(175,708)
Equity awards granted in prior years that were forfeited during the year	(40,132)	—	—
Average Compensation Actually Paid Totals	$878,167	$1,233,210	$828,645

Compensation Actually Paid vs. Total Shareholder Return	From 2022 to 2023, compensation actually paid to Mr. Coats as described in the pay versus performance table increased 154.0%, average compensation actually paid to our other named executive officers as described in the pay versus performance table increased 48.8%, our total shareholder return decreased 19.9% and our net income decreased 73.7%. From 2023 to 2024, compensation actually paid to Mr. Coats and Dr. Exton as described in the pay versus performance table decreased 76.0%, average compensation actually paid to our other named executive officers as described in the pay versus performance table decreased 28.8%, our total shareholder return decreased 51.6% and our net income decreased 13.1%.
Total Shareholder Return Amount	$ 19	39	48
Net Income (Loss)	$ (200,403,000)	$ (177,119,000)	$ (101,944,000)
PEO Name		Lonnel Coats	Lonnel Coats
Additional 402(v) Disclosure	In thousands.
The changes in compensation actually paid to Mr. Coats, Dr. Exton and our other named executive officers during such periods as described in the pay versus performance table were largely driven by equity award related adjustments as a result of turnover among our named executive officers and the volatility in the market price of our common stock, and to a lesser extent by variability in annual salary, bonus and equity incentive awards. As a result, such changes are not directly related to the changes in our total shareholder return and net income during such periods.

Lonnel Coats [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,467,590
PEO Actually Paid Compensation Amount	$ (884,853)
PEO Name	Lonnel Coats
Michael S. Exton, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 2,835,589
PEO Actually Paid Compensation Amount	$ 1,616,932
PEO Name	Michael S. Exton, Ph.D
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (2,967,821)	$ (2,945,080)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,989,880	1,847,145
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(283,105)	(1,003,687)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		206,376	(865,257)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | Lonnel Coats [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,014,509)
PEO | Lonnel Coats [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lonnel Coats [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Lonnel Coats [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	608,241
PEO | Lonnel Coats [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,946,175)
PEO | Michael S. Exton, Ph.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,308,770)
PEO | Michael S. Exton, Ph.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,090,113
PEO | Michael S. Exton, Ph.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael S. Exton, Ph.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Michael S. Exton, Ph.D. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(877,009)	(932,283)	(957,722)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	263,789	625,082	600,680
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(198,031)	(94,405)	(260,725)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	130,573	58,040	(175,708)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,132)	$ 0	$ 0